Supplement, dated November 21, 2003, to the Prospectuses, dated May 1, 2003, of

                           Seligman Capital Fund, Inc.
                       Seligman Cash Management Fund, Inc.
                        Seligman Common Stock Fund, Inc.
               Seligman Communications and Information Fund, Inc.
                          Seligman Frontier Fund, Inc.
                        Seligman Global Fund Series, Inc.
                           Seligman Growth Fund, Inc.
                         Seligman High Yield Bond Series
                   Seligman U.S. Government Securities Series
                      Seligman Income and Growth Fund, Inc.
                Seligman Investment Grade Fixed Income Fund, Inc.
                  Seligman Time Horizon/Harvester Series, Inc.
                                       and
                        Seligman Value Fund Series, Inc.
                           (collectively, the "Funds")

The following paragraph has been added to each Fund's Prospectus at the end of sub-section "Class C" under the heading "Shareholder Information - Deciding Which Class of Shares to Buy":

      When purchasing shares through certain financial intermediaries, investors may also buy Class C shares without an initial sales charge and with a CDSC of twelve months. As a result, investors purchasing Class C shares through these financial intermediaries will not be limited to dollar amounts of less than $1,000,000. The financial intermediaries offering Class C shares without an initial sales charge and with a CDSC of twelve months are set forth in the Statement of Additional Information.

      Supplement, dated November 21, 2003, to the Statements of Additional, dated May 1, 2003, of

                          Seligman Capital Fund, Inc.
                      Seligman Cash Management Fund, Inc.
                        Seligman Common Stock Fund, Inc.
               Seligman Communications and Information Fund, Inc.
                          Seligman Frontier Fund, Inc.
                       Seligman Global Fund Series, Inc.
                           Seligman Growth Fund, Inc.
                     Seligman High Income Fund Series, Inc.
                     Seligman Income and Growth Fund, Inc.
               Seligman Investment Grade Fixed Income Fund, Inc.
                  Seligman Time Horizon/Harvester Series, Inc.
                                      and
                        Seligman Value Fund Series, Inc.
                          (collectively, the "Funds")

The following paragraph replaces the second full sentence of the first paragraph of sub-section "Class C" under the heading "Investment Advisory and Other Services - Rule 12b-1 Plan" in each Fund's Statement of Additional Information:

      This fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of 0.75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months (twelve months in the case of investors purchasing Class C shares through Level Load Intermediaries (as defined below under the heading "Purchase, Redemption, and Pricing of Shares")), to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations (0.75% in the case of investors purchasing Class C shares through Level Load Intermediaries), and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and other marketing costs of Seligman Advisors.

The following paragraph replaces the entire paragraph of sub-section "Class C" under the heading "Purchase, Redemption and Pricing of Shares - Purchase of Shares" in each Fund's Statement of Additional Information:

      Class C shares may be purchased at a price equal to the next determined net asset value, plus an initial sales charge. No sales charge shall be payable by any person purchasing Class C shares after November 24, 2003 through Level Load Intermediaries (as described below). In addition, purchases of Class C shares by a "single person" may be eligible for the reductions in initial sales charges described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase (twelve months for Class C shares purchased after November 24, 2003 through Level Load Intermediaries described below), charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class C shares do not automatically convert to Class A shares after eight years.

      Level Load Intermediaries are those financial intermediaries who after November 24, 2003 offer Class C Shares without any initial front-end sales charge. At the current time, the only Level Load Intermediary is UBS Financial Services, Inc. From time to time, other Level Load Intermediaries may be added.